Pension Schemes - Amounts Recognised in Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains and losses arising during the year:
Actuarial gain/(loss) arising from experience assumptions	£ (153)	£ 47	£ 17
Return on assets excluding amounts included in interest income	279	426	470
Actuarial (losses)/gains on defined benefit pension schemes	319	(118)	(124)
Net cumulative losses at start of year	(946)	(828)	(704)
Net cumulative losses at end of year	(627)	(946)	(828)
Discount rates [member]
Gains and losses arising during the year:
Actuarial (loss)/gain on financial assumptions	463	(671)	(743)
Inflation [member]
Gains and losses arising during the year:
Actuarial (loss)/gain on financial assumptions	(290)	127	142
Other actuarial assumptions [member]
Gains and losses arising during the year:
Actuarial (loss)/gain on financial assumptions	£ 20	£ (47)	£ (10)